Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

16.Related party transactions

Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Corporation directly or indirectly, and include any directors (executive and non-executive) of the Corporation. Remuneration of directors and key management personnel of the Corporation was as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Salaries and benefits	$3,021,055	$2,949,120
Share-based payments	1,460,915	2,966,651
	$4,481,970	$5,915,771

As at December 31, 2025, $nil (December 31, 2024 - $nil) was owed to key management personnel.